Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Jul. 01, 2018	Jul. 01, 2017
Life Insurance Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit plan expense	$ (9)		$ (19)
Accrued interest payable and other liabilities Total	$ 182		191
401 (k) plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of amount allowable under federal tax regulations	50.00%
Percentage of compensation contributed under federal tax regulations	6.00%
Benefit plan expense	$ 106		57
Salary Continuation Agreement [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit plan expense	9		10
Accrued interest payable and other liabilities Total	187		$ 203
Annual benefit for 20 years	$ 25
Duration of Annual benefit	20 years
Multi-employer pension plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unfunded liability		$ 61		$ 36
CFBank's contributions		$ 18		32
Funded status						94.33%	96.54%
Total contributions made to Pentegra DB Plan				$ 367,119	$ 153,186
Percentage of amount allowable under federal tax regulations				5.00%	5.00%